As filed with the Securities and Exchange Commission
on April 23, 2001                                     Registration No.:  2-42379
                                                                        811-2240

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                       --
                  Pre-Effective Amendment No.        [  ]
                  Post-Effective Amendment No.       [12]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                       --
                  Amendment No.                      [14]


                           THE STRATTON FUNDS, INC.
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

       610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
       ------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (610) 941-0255
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                     Patricia L. Sloan, Secretary/Treasurer
                   Stratton Monthly Dividend REIT Shares, Inc.
       610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With copies to:
                               Edward Searle, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)
[X]  on May 1, 2001 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Title of Securities Being Registered:       Shares of Common Stock

                            [LOGO]
                            Prospectus May 1, 2001




                                   --------------------------
                                   STRATTON
                                   MUTUAL FUNDS
                                   --------------------------
                                   Stability.Strategy.Success

                             STRATTON MUTUAL FUNDS

                           Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                         Stratton Small-Cap Value Fund

                                   PROSPECTUS
                                  May 1, 2001

                       Plymouth Meeting Executive Campus
                       610 W. Germantown Pike, Suite 300
                        Plymouth Meeting, PA 19462-1050
                                 (610) 941-0255

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Fund Summaries.............................................................   2
Fee Table..................................................................   8
Financial Highlights.......................................................  10
Investment Policies and Risk Considerations................................  13
Advisor....................................................................  14
Pricing Fund Shares........................................................  15
How to Buy Fund Shares.....................................................  16
How to Redeem Fund Shares..................................................  18
Exchange Privilege.........................................................  21
Retirement Plans...........................................................  21
Tax Treatment: Dividends and Distributions.................................  21

FUND SUMMARIES    This Prospectus offers shares of the following funds:
                  Stratton Growth Fund, Inc. ("SGF"); Stratton Monthly
                  Dividend REIT Shares, Inc. ("SMDS"); and Stratton Small-Cap
                  Value Fund ("SSCV") of The Stratton Funds, Inc.

Stratton Growth
Fund

Investment        Possible growth of capital with current income from interest
Objectives        and dividends as a secondary objective.

Principal         The fund normally invests in common stocks, and securities
Strategy          convertible into common stock. These common stocks,
                  including dividend-paying common stocks, are of well-established U.S. companies that the advisor believes are undervalued. Value stocks are stocks that appear to be under-priced based on traditional measures such as lower price-to-earnings ratios and price-to-book ratios. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

                  The advisor focuses on common stocks of companies with strong cash flow. Companies often share excess cash flow by paying above-average dividends to shareholders. The advisor looks at characteristics such as strong dividend growth rates and healthy dividend coverage when selecting potential buy candidates. The advisor believes that companies which consistently strive to increase their dividends tend to offer the potential of above-average returns. Fundamental analysis is conducted on other important characteristics such as the earnings outlook, management strengths, and industry competitive position.

                  All of the above mentioned characteristics are reviewed when eliminating a stock from the portfolio if, when compared to its peers, a stock has unfavorable future prospects. The advisor continuously reviews economic and social conditions so that the fund's portfolio has the greatest possible potential for capital growth, consistent with reasonable levels of risk. The fund hopes to achieve steady, stable growth of principal and dividend income.

Principal Risks
                  There are risks involved with any investment, but the risks associated with an investment in the fund include:

                  . Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

                  . Manager Risk, or the risk that the portfolio manager's strategy may fail to produce the intended results

                  The value of your investment will go up and down, which means you could lose money when you sell your shares.

Bar Chart and     The following bar chart and performance table provide some
Performance       indication of the risks of investing in the fund. The bar
Table             chart shows changes in the fund's performance from year to year and the performance table shows how the fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and performance table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.


During the ten years ended December 31, 2000, the highest return for a quarter was 15.47% for the quarter ended December 31, 1998, and the lowest return was (12.95%) for the quarter ended September 30, 1998.

                                        Performance Table

                      Average Annual Total Returns as of December 31, 2000

                                                        1 Year  5 Years 10 Years
                                                        ------  ------- --------
           SGF......................................... 22.05%  13.90%   14.65%
           S & P 500*.................................. (9.15%) 18.32%   17.44%
           S & P/BARRA Value**.........................  6.08%  16.81%   16.88%

                  --------
                   * The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.
                  ** The S&P/BARRA Value Index is an unmanaged,
                     capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios.

Suitability       The fund may be a suitable investment for you if you:

                  .   Desire an investment that focuses on growth and income

                  .   Are investing for retirement or other long-term goals

                  .   Can tolerate performance that varies from year to year

Stratton
Monthly
Dividend REIT
Shares

Investment        A high rate of return from dividend and interest income on
Objective         investments in common stock and securities convertible into common stock.

Principal         The fund invests, under normal circumstances, at least 80%
Strategy          of its net assets in common stocks and other equity
                  securities of real estate investment trusts ("REITs"). REITs were created to enable investors to participate in the benefits of owning income-producing real estate. REITs own many different types of properties, such as apartment complexes, office buildings, hotels, health care facilities, shopping centers and shopping malls.

                  The fund is managed to provide a high level of monthly income to its shareholders and therefore looks for companies that have strong dividend payouts. The fund needs higher yielding securities to maintain its own attractive dividend payout. REITs satisfy this income requirement, while also offering the potential for dividend growth and capital appreciation. Investment decisions will be made on the basis of an analysis of fundamentals of individual companies and on relevant economic and social conditions.

Principal Risks   There are risks involved with any investment, but the risks associated with an investment in the fund include:

                  . Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

                  . Real Estate Market and REIT Risk, or the risk that since the fund concentrates its assets in the real estate industry, your investment will be closely linked to the performance of the real estate markets (Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management.)

                  . Investment Category Risk, or the risk that the fund's concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund

                  . Manager Risk, or the risk that the portfolio manager's strategy may fail to produce the intended results

                  The value of your investment will go up and down, which means you could lose money when you sell your shares.

Bar Chart and     The following bar chart and performance table provide some
Performance       indication of the risks of investing in the fund. The bar
Table             chart shows changes in the fund's performance from year to year and the performance table shows how the fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and performance table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.


During the ten years ended December 31, 2000, the highest return for a quarter was 12.83% for the quarter ended June 30, 1999, and the lowest return for a quarter was (7.26%) for the quarter ended June 30, 1994.

                                        Performance Table

                      Average Annual Total Returns as of December 31, 2000*

                                                        1 Year  5 Years 10 Years
                                                        ------  ------- --------
           SMDS........................................ 20.10%   4.96%    8.19%
           S & P 500**................................. (9.15%) 18.32%   17.44%
           NAREIT Equity***............................ 26.37%  10.09%   13.60%

                  --------
                    * Prior to December 1996, SMDS was heavily invested in electric utility stocks and utilized the Dow Jones Utility Average Index as the fund's benchmark. The five year and ten year average annual returns shown above reflect the effect on returns of the prior investment emphasis.

                   ** The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.
                  *** The NAREIT Equity Index is an unmanaged index of 158 real estate investment trusts.

Suitability       The fund may be a suitable investment for you if you:

                  .   desire an investment that focuses on income

                  .   are investing for retirement or other long-term goals

                  .   can tolerate performance that varies from year to year

Stratton Small-
Cap Value Fund

Investment        Dividend income and capital appreciation.
Objective

Principal         Under normal market conditions, the fund invests at least
Strategy          80% of its net assets in common stock and securities
                  convertible into common stock of small capitalization companies. In selecting stocks for the fund to buy, small capitalization companies are defined as companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000 Index. These common stocks, including dividend-paying common stocks, are of well-established U.S.
                  companies that the advisor believes are undervalued. Value stocks are stocks that appear to be under-priced based on traditional measures such as lower price-to-earnings ratios and price-to-book ratios.

                  Generally, small company stocks are considered more volatile than large company stocks because they have limited product lines and financial resources. Stocks of these companies may experience more abrupt price movements than larger capitalization stocks.

                  The advisor employs a three-step process that focuses on a stock's fundamental valuation, earnings projections and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the process and takes into consideration both a company's valuation relative to its peers and its valuation relative to its private market value. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

                  Securities in the portfolio that the advisor may sell are those stocks with either poor earnings prospects relative to their peers or stocks that have excessive valuations relative to their peers.

Principal Risks   There are risks involved with any investment, but the risks associated with an investment in the fund include:

                  . Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

                  . Small-Cap Stock Risk, or the risk that the fund's investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to large companies

                  . Manager Risk, or the risk that the portfolio manager's strategy may fail to produce the intended results

                  The value of your investment in the fund will go up and down, which means you could lose money when you sell your shares.

Bar Chart and     The following bar chart and performance table provide some
Performance       indication of the risks of investing in the fund. The bar
Table             chart shows changes in the fund's performance from year to year and the performance table shows how the fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and performance table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.


During the seven years ended December 31, 2000, the highest return for a quarter was 17.06% for the quarter ended June 30, 1999, and the lowest return for a quarter was (18.92%) for the quarter ended September 30, 1998.

                                        Performance Table

                      Average Annual Total Returns as of December 31, 2000

                                                                 5      Since
                                                       1 Year  Years  Inception*
                                                       ------  ------ ----------
           SSCV....................................... 23.91%  12.44%   11.94%
           Russell 2000**............................. (3.02%) 10.31%   11.99%

                  --------
                   * Performance of the fund is based on the period April 12, 1993 (commencement of operations) through December 31, 2000. Performance of The Frank Russell 2000 Index (the "Russell 2000") is based on the period March 31, 1993 through December 31, 2000.
                  ** The Russell 2000 is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Suitability       The fund may be a suitable investment for you if you:

                  . desire an investment that focuses on both growth and income

                  .   are investing for retirement or other long-term goals

                  . are willing to accept more market risk in return for the potentially higher returns that may come from investing in small-cap companies

                  .   can tolerate performance that varies from year to year

FEE TABLE
                                                      SGF     SMDS     SSCV
                                                     -----    -----    -----
           Annual Fund Operating Expenses:
           -------------------------------
           (as a percentage of average net assets)
           Management Fees.......................... 0.75%/1/ 0.63%/1/ 0.75%/2/
           Other Expenses........................... 0.49%    0.57%    0.23%
                                                     -----    -----    -----
           Total Fund Operating Expenses............ 1.24%    1.20%    0.98%

                  Example

                  The following example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example illustrates the expenses that you would pay on a $10,000 investment, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, (3) all distributions are reinvested; and (4) each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1
                                                   Year 3 Years 5 Years 10 Years
                                                   ---- ------- ------- --------
           SGF.................................... $126  $393    $681    $1500
           SMDS................................... $122  $381    $660    $1455
           SSCV................................... $100  $312    $542    $1201

                  --------
                  /1/Total Fund Operating Expenses for SGF and SMDS for the
                    fiscal year ended December 31, 2000, with fee waivers, were 1.20% and 1.17%, respectively, of SGF's and SMDS' average net assets. The advisor has voluntarily agreed to waive annually $15,000 of its compensation from SGF and SMDS to offset a portion of the cost of certain administrative responsibilities delegated to PFPC Inc. ("PFPC").
                  /2/This fee represents the basic management fee of 0.75%
                    payable to SSCV, subject to a performance adjustment. The performance adjustment is a rolling 24-month comparison to the Russell 2000. See "Advisor" for a further discussion. For the fiscal year ended December 31, 2000, the advisor received 0.37% of SSCV's average net assets. Absent such performance adjustment, the advisor would have received 0.75% of SSCV's average net assets.

                  In addition to the above fees, the funds' transfer agent charges $9 for each redemption by wire transfer. A more complete description of the various costs and expenses of the funds is contained throughout this Prospectus, in the Statement of Additional Information and in the financial statements and related notes which appear in the funds' Annual Report to Shareholders.

FINANCIAL         The financial highlights are intended to help you understand
HIGHLIGHTS        each fund's financial performance during the periods stated.
                  Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Tait, Weller & Baker, certified public accountants, whose report, along with the funds' financial statements is incorporated by reference into the Statement of Additional Information and is included in the funds' Annual Report to Shareholders dated December 31, 2000, each of which may be obtained free of charge by calling (800) 634-5726.

                           Stratton Growth Fund, Inc.

                             Years Ended December 31,          7 Months
                          -----------------------------------   Ended       Year Ended
                           2000     1999      1998     1997    12/31/96      5/31/96
                          -------  -------   -------  -------  --------     ----------
Net Asset Value,
 Beginning of Period....  $ 29.23  $ 34.07   $ 33.39  $ 27.00  $ 27.18       $ 22.35
                          -------  -------   -------  -------  -------       -------
  Income From Investment
   Operations
  Net investment
   income...............    0.321    0.416     0.570    0.550    0.312         0.556
  Net gains (losses) on
   securities (both
   realized and
   unrealized)..........    5.829   (3.516)    3.130    8.900    1.298         5.759
                          -------  -------   -------  -------  -------       -------
    Total from
     investment
     operations.........    6.150   (3.100)    3.700    9.450    1.610         6.315
                          -------  -------   -------  -------  -------       -------
  Less Distributions
  Dividends (from net
   investment income)...   (0.330)  (0.410)   (0.590)  (0.540)  (0.580)       (0.540)
  Distributions (from
   capital gains).......   (2.440)  (1.330)   (2.430)  (2.520)  (1.210)       (0.945)
                          -------  -------   -------  -------  -------       -------
    Total
     distributions......   (2.770)  (1.740)   (3.020)  (3.060)  (1.790)       (1.485)
                          -------  -------   -------  -------  -------       -------
Net Asset Value, End of
 Period.................  $ 32.61  $ 29.23   $ 34.07  $ 33.39  $ 27.00       $ 27.18
                          =======  =======   =======  =======  =======       =======
Total Return............    22.05%   (9.29%)   11.46%   36.06%    6.40%        29.62%
Ratios/Supplemental Data
  Net assets, end of
   period (in 000's)....  $47,251  $43,865   $63,323  $60,177  $44,801       $42,880
  Ratio of expenses to
   average net assets...     1.24%    1.13%     1.07%    1.11%    1.17%/1/      1.16%
  Ratio of net
   investment income to
   average net assets...     1.13%    1.21%     1.60%    1.87%    2.08%/1/      2.28%
  Portfolio turnover
   rate.................    49.10%   39.81%    38.02%   34.40%   20.32%        15.41%

--------
/1/Annualized

                  Stratton Monthly Dividend REIT Shares, Inc.

                                                                    11
                              Years Ended December 31,            Months        Year
                          -------------------------------------   Ended        Ended
                           2000     1999      1998       1997    12/31/96     1/31/96
                          -------  -------   -------   --------  --------     --------
Net Asset Value,
 Beginning of Period....  $ 21.28  $ 24.78   $ 30.25   $  27.43  $  27.40     $  24.84
                          -------  -------   -------   --------  --------     --------
  Income From Investment
   Operations
  Net investment
   income...............    1.450    1.550     1.650      1.540     1.630        1.880
  Net gains (losses) on
   securities (both
   realized and
   unrealized)..........    2.620   (3.010)   (5.070)     3.200     0.160        2.600
                          -------  -------   -------   --------  --------     --------
    Total from
     investment
     operations.........    4.070   (1.460)   (3.420)     4.740     1.790        4.480
                          -------  -------   -------   --------  --------     --------
  Less Distributions
  Dividends (from net
   investment income)...   (1.450)  (1.550)   (1.650)    (1.540)   (1.630)      (1.890)
  Distributions (in
   excess of net
   investment income)...   (0.200)     --     (0.400)       --     (0.130)      (0.030)
  Return of capital.....   (0.270)  (0.490)      --      (0.380)      --           --
                          -------  -------   -------   --------  --------     --------
    Total
     distributions......   (1.920)  (2.040)   (2.050)    (1.920)   (1.760)      (1.920)
                          -------  -------   -------   --------  --------     --------
Net Asset Value, End of
 Period.................  $ 23.43  $ 21.28   $ 24.78   $  30.25  $  27.43     $  27.40
                          =======  =======   =======   ========  ========     ========
Total Return............    20.10%   (6.25%)  (11.75%)    18.09%     7.12%       18.98%
Ratios/Supplemental Data
  Net assets, end of
   period (in 000's)....  $60,229  $59,413   $79,936   $101,956  $103,780     $129,267
  Ratio of expenses to
   average net assets...     1.20%    1.09%     1.02%      1.02%     1.02%/1/     0.99%
  Ratio of net
   investment income to
   average net assets...     8.77%    6.61%     5.95%      5.48%     6.94%/1/     7.42%
  Portfolio turnover
   rate.................    25.54%   13.94%    18.89%     42.47%    69.19%       53.30%

--------
/1/Annualized

                         Stratton Small-Cap Value Fund

                             Years Ended December 31,            9 Months
                          ------------------------------------     Ended      Year Ended
                           2000     1999      1998     1997/2/  12/31/96/2/   3/31/96/2/
                          -------  -------   -------   -------  -----------   ----------
Net Asset Value,
 Beginning of Period....  $ 19.44  $ 20.11   $ 22.47   $ 16.79    $ 15.98      $ 12.94
                          -------  -------   -------   -------    -------      -------
  Income from Investment
   Operations
  Net investment
   income...............    0.242    0.278     0.170     0.210      0.260        0.330
  Net gains (losses) on
   securities
   (both realized and
   unrealized)..........    4.348   (0.678)   (2.310)    6.800      1.740        3.040
                          -------  -------   -------   -------    -------      -------
    Total from
     investment
     operations.........    4.590   (0.400)   (2.140)    7.010      2.000        3.370
                          -------  -------   -------   -------    -------      -------
  Less Distributions
  Dividends (from net
   investment income)...   (0.250)  (0.270)   (0.180)   (0.200)    (0.270)      (0.330)
  Distributions (from
   capital gains).......   (0.440)     --     (0.040)   (1.130)    (0.920)         --
  Return of capital.....   (0.020)     --        --        --         --           --
                          -------  -------   -------   -------    -------      -------
    Total
     distributions......   (0.710)  (0.270)   (0.220)   (1.330)    (1.190)      (0.330)
                          -------  -------   -------   -------    -------      -------
Net Asset Value, End of
 Period.................  $ 23.32  $ 19.44   $ 20.11   $ 22.47    $ 16.79      $ 15.98
                          =======  =======   =======   =======    =======      =======
Total Return............    23.91%   (1.98%)   (9.58%)   42.37%     12.84%       26.18%
Ratios/Supplemental Data
  Net assets, end of
   period (in 000's)....  $39,600  $36,054   $42,789   $39,377    $21,691      $19,592
  Ratio of expenses to
   average net assets...     0.98%    1.08%     1.56%     1.62%      1.29%/1/     1.46%
  Ratio of net
   investment income to
   average net assets...     1.15%    1.29%     0.80%     1.09%      2.03%/1/     2.28%
  Portfolio turnover
   rate.................    53.21%   43.44%    35.74%    26.27%     35.86%       33.50%

--------
/1/Annualized
/2/Adjusted for a 2-for-1 stock split declared by the Fund to shareholders of record on December 17, 1997

INVESTMENT        The investment objective of SGF is fundamental, which means
POLICIES AND      it cannot be changed without the vote of a majority of the
RISK              fund's shares. The investment objectives of SMDS and SSCV
CONSIDERATIONS    are not fundamental, which means they can be changed by each fund's Board of Directors.

                  Unless otherwise stated in this Prospectus or the Statement of Additional Information, each fund's investment policies are not fundamental. However, the funds intend to notify shareholders before making any change in policy or restriction, with at least 60 days notice before changing the 80% concentration policy.

                  Each fund's fundamental investment restrictions are listed in the Statement of Additional Information.

Risk              Investments in small-cap companies have certain risks
Considerations forassociated with them. First and foremost is their greater
SSCV              earnings and price volatility in comparison to large
                  companies. Earnings risk is partially due to the undiversified nature of small company business lines. The fund attempts to counteract these concerns about investing in small-cap companies by using strict purchase criteria.
                  One of these criteria stipulates that these companies must have been sound and on-going entities for at least three years. In addition, to be considered a buy candidate, companies must be characterized as being undervalued relative to their industry peers. Historically, undervalued small companies have had a lower risk profile than the overall small capitalization market.

Risk              Each fund may invest in REITs. Equity REITs invest directly
Considerations    in real property while mortgage REITs invest in mortgages on
for each Fund     real property. REITs may be subject to certain risks
                  associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity
                  REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage
                  REITs may be affected by the quality of credit extended.
                  Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended.

REITs
                  REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. A fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the funds' distributions may also be designated as a return of capital. For more information, please see the discussion under "Tax Treatment:
                  Dividends and Distributions."

Temporary         Although each fund normally seeks to remain fully invested
Investments       in equity securities and to otherwise meet its 80%
                  concentration policy requirement, each fund may invest temporarily up to 100% of its assets in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity to meet shareholder redemptions, or as a defensive measure to protect capital. These securities include, but are not limited to, obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. When a fund invests for defensive purposes, the fund may not achieve its investment objective.

                  For temporary defensive purposes, SGF may invest in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations without limitation. To the extent such investments are made, the fund will not be achieving growth of capital.

--------------------------------------------------------------------------------

ADVISOR Stratton Management Company, with offices at Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050, is the funds' advisor and manager and is a registered investment advisor. Stratton Management provides investment advisory services for a variety of individuals and institutions, and had approximately $1.0 billion in assets under management as of December 31, 2000.

                  James W. Stratton is the Chief Executive Officer of Stratton Management and has been primarily responsible for the day-to-day investment management of SGF since the fund's inception in 1972. The final selection of stocks for the SMDS' portfolio is made by James W. Stratton, who has served as portfolio manager for twenty-one years, and James A. Beers, President of the fund. Since 2000, the final decision to buy or sell stocks for the SSCV portfolio is made by James W. Stratton and Gerald M. Van Horn, CFA, Vice President of the fund.

                  Pursuant to Investment Advisory Agreements, Stratton Management Company provides an investment program in accordance with each respective fund's investment policies, limitations and restrictions.

Advisory Fee
                  For its advisory services, the advisor receives an annual fee of 0.75% of daily net assets of SGF and an annual fee of 0.63% of daily net assets of SMDS. The advisor voluntarily has agreed to waive annually $15,000 of its fees from SGF and SMDS to offset a portion of the fees that those funds will incur under administration agreements with PFPC. See the Statement of Additional Information for a detailed description of those fees. During the fiscal year ended December 31, 2000, SGF and SMDS paid the advisor fees at the effective annual rates of 0.68% and 0.57% of each fund's respective average daily net assets.

                  For its advisory services to SSCV, the advisor receives a fee, payable monthly, at an annual rate of 0.75% of average daily net assets, plus/minus a performance fee adjustment.

                  The performance fee adjustment for SSCV is calculated at the end of each month based upon the fund's performance during the last rolling 24-month period. The fund's gross performance is then compared with the performance of the Russell 2000. The Russell 2000 is a widely recognized unmanaged common stock index of small to medium size companies. When the fund performs better than the Russell 2000, it pays the advisor additional fees. If the fund lags the Russell 2000, the advisor is paid less than the basic fee. Each 1.00% of the difference in performance between the fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The end result is that if the advisor manages the fund in such a way as to outperform the benchmark index, the advisor is paid more for its efforts. Most important, however, is the fact that if the advisor does not perform as well as the benchmark index, the advisor is paid less, and in this way, penalized for poor performance.

                  The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the fund outperformed or underperformed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the advisory fee may never be greater than 1.25% or less than 0.25% of the fund's average daily net assets for the preceding month. During the fiscal year ended December 31, 2000, SSCV paid the advisor a fee at the effective annual rate of 0.37% of the fund's average daily net assets.

--------------------------------------------------------------------------------

PRICING FUND      Fund share pricing is based upon net asset value. The net
SHARES            asset value per share of each fund is determined once each business day as of the close of regular trading hours
                  (normally 4:00 p.m. Eastern time) on the New York Stock
                  Exchange ("NYSE"). Such determination will be made by dividing the value of all securities and other assets
                  (including dividends accrued but not collected) less any liabilities (including accrued expenses), by the total number of shares outstanding.

                  Portfolio securities are valued as follows:

                  1. Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

                  2. Securities traded in the over-the-counter market are valued at the last sale price, if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

                  3. All other securities and assets are valued at their fair value as determined in good faith by the Board of Directors of the funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

                  Determination of the net asset value may be suspended when the right of redemption is suspended as provided under "How to Redeem Fund Shares."

--------------------------------------------------------------------------------

HOW TO BUY FUND
SHARES

Purchase Price    You pay no sales charge to invest in any of the funds.
                  Shares of all funds are sold at the net asset value per share (NAV) next determined after receipt of the order by PFPC.

Time of           All requests received by PFPC before 4:00 p.m. Eastern time
Requests          will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m. Eastern time will be executed the following day, at that day's closing share price. Shares will not be priced on days when the NYSE is closed.

Stock exchange    Shares of the funds will not be priced and are not available
closings          for purchase on the following days on which the NYSE is
                  closed for trading: New Year's Day, Martin Luther King, Jr.
                  Day, Presidents' Day, Good Friday, Memorial Day,
                  Independence Day, Labor Day, Thanksgiving Day and Christmas
                  Day.

General           Shares of a fund may be repurchased or redeemed through
Information       broker/dealers who may charge a transaction fee. This fee
                  would not otherwise be charged if the shares were purchased directly from a fund. The funds may accept wire purchase orders from broker/dealers and institutions that previously have been approved by a fund.

                  The funds reserve the right to reject any purchase order. Share certificates are issued only upon shareholder request.

                  The funds do not accept third party checks for the purchase of shares. The funds reserve the right to delay sending redemption proceeds up to 15 days if you recently purchased shares by check. A $20 fee is charged to your account for any purchase check returned to the custodian.

                  Shareholder inquiries should be directed to the funds' transfer agent, PFPC Inc., P.O. Box 61503, King of Prussia, PA 19406-0903, phone number (800) 472-4266. Certain special shareholder services, such as a request for a historical transcript of your account, may involve an additional fee.

                  Shareholders of each fund can obtain toll-free access to account information, as well as some transactions, by calling (800) 472-4266. Integrated Voice Response System provides share price and price change for the funds, gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months) and allows exchanges of shares.

How to buy shares                         -------------------------------------
-------------------------------------             To add to an account
         To open an account               -------------------------------------
-------------------------------------     By Mail
By Mail                                   -------------------------------------

-------------------------------------
                                          Please make check payable to the
                                          name of the fund you are investing
                                          in and write your account number on
                                          the check.

Complete the application.

If regular first-class mail, send
to:

 PFPC INC.                                Mail your check and the stub from
 P.O. BOX 61503                           your last account statement to:
 KING OF PRUSSIA, PA 19406-0903            PFPC INC.

                                           P.O. BOX 61767
If express delivery, registered or         KING OF PRUSSIA, PA 19406-8767
certified mail, send to:

 PFPC INC.                                Minimum additional investments for
 211 S. GULPH ROAD                        the funds:
 KING OR PRUSSIA, PA 19406-0903            $100 for non-retirement accounts
                                           No minimum for retirement accounts

Please make check payable to the
name of the fund you wish to invest
in.

Minimum initial investment for the
funds:                                    -------------------------------------
 $2,000 for non-retirement accounts       By Wire
 No minimum for retirement accounts

                                          -------------------------------------
-------------------------------------

By Wire                                   Follow instructions under "To open
-------------------------------------     an account-- By Wire."


For new accounts, call (800) 472-         Minimum additional investment: same
4266. An account number will be           as "By Mail" above.
assigned to you.

Call your bank with instructions to
transmit federal funds to:
 .   Boston Safe Deposit & Trust
 .   ABA#: 011001234
 .   Credit: The fund name
 .   Acct#: 000701
 .   FBO: name(s) on account
    registration and Acct#

Your bank may charge a wire fee.

Minimum investment: same as "By
Mail" above.

Mail your completed application to
PFPC Inc. at the address above.
                                          -------------------------------------

-------------------------------------     By Automatic Investment
By Automatic Investment*                  -------------------------------------

-------------------------------------

                                          Call (800) 472-4266 to request an
Complete the application and return       application.
it with your initial investment. The
minimum investment for this plan is
$100.

                                          Complete and return the application
                                          along with any other required
                                          materials.


Subsequent investments will be drawn
from your bank account and invested       Subsequent investments will be drawn
into the fund(s).                         from your bank account and invested
                                          into the fund(s).

*Requires $2,000 initial minimum
balance.

HOW TO REDEEM
FUND SHARES

Timing of         Shares are redeemed at the net asset value next determined
Requests          at the close of regular trading hours on the NYSE after
                  receipt of a request for redemption in the form described below, and the certificates (if any) evidencing the shares to be redeemed. There is no redemption charge. However, the transfer agent will charge a $9 fee for wiring redemption proceeds. Payment for shares redeemed is made within five business days, or such shorter time period as may be required by applicable SEC rules, after receipt of the certificates (or of the redemption request where no certificates have been issued) by mailing a check to your address of record.

Telephone         Neither the funds nor any of their service contractors will
Redemptions       be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redeeming         If you wish to redeem shares that were recently purchased by
recently          check, the funds may delay mailing of your redemption check
purchased         for up to 15 business days after your redemption request to
shares            allow the purchase check to clear. If you are considering
                  redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

Signature         The funds may require additional documentation, or medallion
guarantees        signature guarantees on any redemptions if proceeds are to be paid to someone other than the account holder, when redemption proceeds are to be wired to a bank, requests are made to transfer share registration, or when redemption proceeds are to be sent to an address other than the account holder's. A medallion signature guarantee helps protect against fraud. You can obtain one from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion
                  Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature
                  Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please call (800) 472-4266 with any questions about obtaining a medallion signature guarantee.

Accounts with
low balances
                  If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds.

General
information
                  The funds reserve the right to suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances. The funds also reserve the right to delay sending out redemption proceeds for up to seven days. This generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions.

How to redeem shares
-------------------------------------     -------------------------------------
    To redeem or close an account             To redeem or close an account
-------------------------------------     -------------------------------------
By Mail                                   By Telephone
-------------------------------------

                                          -------------------------------------

Write a letter of instruction that        To make redemptions by telephone,
includes:                                 call (800) 472-4266 before the close
--The fund name, your account             of business on any business day. The
 number, the name(s) in which the         funds may require additional
 account is registered and the            documentation or signature
 dollar value or number of shares         guarantees on any redemptions in
 you wish to sell.                        amounts over $50,000.
--All signatures and any additional
 documents that may be required.

                                          Proceeds will normally be sent the
                                          next business day by first class
                                          mail to the address in which the
                                          account is registered.

Mail your request and any applicable
stock certificates you hold to:


If regular first-class mail, send         Redemption requests to send proceeds
 to:                                      to an address other than the address
 PFPC INC.                                of record must be in writing with
 P.O. BOX 61503                           the appropriate signature
 KING OF PRUSSIA, PA 19406-0903           guarantees. Telephone redemption
                                          requests to send proceeds to banks
                                          may be accepted if the appropriate
                                          wiring instructions are on file
                                          prior to the request.

If express delivery, registered or
certified mail, Send to:
 PFPC INC.
 211 S. GULPH ROAD
 KING OF PRUSSIA, PA 19406-0903

A check will be mailed to the
name(s) and address in which the
account is registered.

-------------------------------------     -------------------------------------
By Exchange                               By Automated Clearing House
-------------------------------------

                                          -------------------------------------

Call (800) 472-4266 to request an         Redemption proceeds may be
exchange of shares into another           transferred to banks that are on-
Stratton Mutual Fund.                     line members of ACH. There are no
                                          service fees. Written ACH redemption
                                          requests should be sent to PFPC at
                                          the address under "By Mail." ACH
                                          redemptions are sent the day
                                          following receipt of your request
                                          and funds are available two days
                                          later.

-------------------------------------
By Systematic Cash Withdrawal Plan
-------------------------------------

Complete the appropriate part of the
application and specify the amount
and frequency of withdrawals you
would like (monthly minimum is $50).
Be sure to maintain an account
balance of $10,000 or more.

--------------------------------------------------------------------------------

EXCHANGE          You can exchange fund shares for shares of the other
PRIVILEGE         Stratton funds, provided such other shares may legally be
                  sold in your state. Each fund has a distinct investment objective, which should be reviewed before executing any exchange of shares. You also should read the additional information about a fund, including its expenses, before seeking any such exchange. Shares may be exchanged by written request or telephone.

                  PLEASE NOTE: Shareholders who have certificated shares must surrender these certificates to the transfer agent to be held on account in unissued form before taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need not be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The funds reserve the right to suspend the telephone exchange privilege at any time. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

--------------------------------------------------------------------------------

RETIREMENT PLANS  Each fund has available four types of tax-deferred retirement plans: (1) a Profit Sharing and a Money Purchase Plan, for use by both self-employed individuals and corporations; (2) an Individual Retirement Account, both Traditional and Roth, for use by certain eligible individuals with compensation (including earned income from self-employment); (3) a Simple Individual Retirement Account Plan for use by certain small employers; and (4) a 403(b)(7) Retirement Plan, for use by employees of schools, hospitals, and certain other tax-exempt organizations or associations. More detailed information about how to participate in these plans, the fees charged by the custodian, and the limits on contributions can be found in the Statement of Additional Information. To invest in any of the tax-deferred retirement plans, please call the funds for information and the required separate application, disclosure statement and custodial agreement.

--------------------------------------------------------------------------------

TAX TREATMENT:
DIVIDENDS AND
DISTRIBUTIONS

Tax Treatment
                  Each fund expects to declare as dividends each year all or substantially all of its net investment income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other fund distributions will generally be taxable as ordinary income. (However, if a fund's distributions exceed its net income and gain--as may be the case particularly for SMDS, because REIT distributions often include a nontaxable return of capital--that excess will generally result in a nontaxable return of capital to you.)

                  The tax treatment of fund distributions will be the same for you whether they are paid in cash or reinvested in additional shares. Any dividends declared in October, November or December and paid in January will be deemed for tax purposes to have been paid to you on December 31. You will be notified annually of the amount and tax status of all distributions paid to you.

                  REITs often do not provide complete tax information to the funds until after the calendar year-end. Consequently, because of the delay, it may be necessary for the funds to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

                  You should note that if you purchase shares shortly before a taxable distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                  You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, your gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received on the shares.

                  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. Also, dividends paid to shareholders that are corporations may be eligible for the 70% dividends-received deduction to the extent the dividends are attributable to qualifying dividends received by the fund from domestic corporations. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the 70% dividends-received deduction.

                  You will also generally be subject to any applicable state and local income taxes on fund distributions and redemptions. State income taxes generally will not apply, however, to fund distributions attributable to interest on federal securities, if any.

                  Each fund is required by Federal tax law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with Internal Revenue Service regulations regarding Tax Identification Certification. In order to avoid this withholding requirement, you must certify by signature on your Application, or on a separate W-9 Form supplied by the transfer agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

                  The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Dividends and     The shareholders of each fund are entitled to dividends and
Distributions     distributions arising from the net investment income and net realized gains, if any, earned on investments held by the fund involved, when declared by the Board of Directors of such fund. SGF declares and pays dividends from net investment income on a semi-annual basis. SMDS declares and pays dividends from net investment income on a monthly basis. SSCV declares and pays dividends from net investment income annually. Each fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any fund level income or excise taxes, or for other reasons. Any distribution paid necessarily reduces a fund's net asset value per share by the amount of the distribution. Distributions may be reinvested in additional shares of such fund.

                           Stratton Mutual Funds

                          New Account Application

1.REGISTRATION

  Complete A, B or C below. (PLEASE PRINT) No certificates will be issued unless requested in writing.

  A.Individual or Joint Account*

   ------------------------------------------------------     -----------------
   First Name          Middle Initial      Last Name           Social Security
                                                                  Number

   ------------------------------------------------------     -----------------
   First Name          Middle Initial      Last Name           Social Security
                                                                  Number

   *Registration will be Joint Tenancy with Rights of Survivorship, unless otherwise specified.

  B.Gift to Minors


                                                       Under the ____ UGMA/UTMA
   ----------------------------------------------      ------------------------
   Name of Custodian                                             State

   ----------------------------------------------      ------------------------
   As Custodian For (name of minor)                    Minor's Social Security
                                                       Number

  C.Corporations, Partnerships, Trusts and Others**


   ----------------------------------------------      ------------------------
   Name of Legal Entity                                Taxpayer Identification
                                                       Number


   --------------------------------------------------------------------------
   Name of Fiduciary


   ----------------------------------------------
   Date of Trust (month, day, year)

   **Complete Corporate Resolution attached, if applicable

2.MAILING ADDRESS


  ----------------------------------------------------------------------------
  Street City State Zip Code


  ----------------------------             ----------------------------
  Daytime Telephone                        E-Mail Address

  If you have an account in another Stratton Fund that is registered under the same name as above, please list the account number here: __________

3.INVESTMENT INFORMATION ($2,000 minimum each)

   [  ] Stratton Growth Fund, Inc.
   (029)                                             %        or       $
   [  ] Stratton Monthly Dividend REIT
   Shares, Inc. (036)                                %        or       $
   [  ] Stratton Small-Cap Value Fund
   (037)                                             %        or       $
                                Total            100 %                 $

  [  ] BY CHECK: Please make payable to Stratton Mutual Funds

  [  ] BY WIRE: An initial purchase of $           was wired on ______ by
                                                           date

  __________________________________ to account #

   Name of your Bank or Broker                  Number assigned by PFPC, Inc.


4.DISTRIBUTION OPTIONS

  Check one box only for each; if none are checked, all dividend and capital gains, if any, will be reinvested.

   Income
   Dividends      (check one box only)          [  ] reinvested [  ] paid in cash
   Capital Gains
   Distributions  (check one box only)          [  ] reinvested [  ] paid in cash

  Please refer to item 8 for instructions if cash option via Automated Clearing House ("ACH") is desired.

5.SYSTEMATIC WITHDRAWAL PLAN

  [  ]Check box if you want this service.
      To establish a Systematic Withdrawal Plan (SWP), an account must have a current market value of $10,000 or more. Additionally, an account must have dividends reinvested.
     [  ] Check box if you want withdrawal sent to address of record.

     [ ] Check box if you want withdrawal sent via ACH as instructions indicate in item 8.

  Amount and Frequency of Payments:

    Beginning in          ,         , please make payments in the amount
    of $
                  month        year                           $50 minimum

    Payments will be processed on the 25th day of the month in the frequency indicated below:
      [  ] Monthly   [  ] Quarterly   [  ] Semi-annually   [  ] Annually

6.AUTOMATIC INVESTMENT PLAN
  [  ] Check box if you want this service.
    I (We) have read the terms and conditions of the Automatic Investment Plan set forth in the Prospectus. I (We) wish to invest on a monthly/quarterly basis, directly from my checking account into the Fund.
    Please provide the bank information in item 8 "Special Programs" and attach a voided check. Please designate the amount you would like invested each month/quarter $
                                      ($100 minimum)
    [  ] monthly   [  ] quarterly (check one)
    To begin on the 10th, 15th, 20th (circle one) of the month.

7.TELEPHONE EXCHANGE & REDEMPTION PRIVILEGE
    (NOTE: THIS OPTION WILL BE ASSIGNED TO YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE BELOW!)
  [  ]Check box if you DO NOT want this service.
    I (We) authorize PFPC Inc. to honor telephone redemptions (to my/our bank) and/or to act upon instructions for exchanges (between my/our Funds) received by telephone believed by it to be genuine with identical registrations. I (We) understand that the telephone exchange privilege permits switching at any time between Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., and Stratton Small-Cap Value Fund provided such other shares may legally be sold in the state of the investor's residence. Neither the Fund(s) nor PFPC Inc. will be liable for properly acting upon telephone instructions believed to be genuine.

  ----------------------------------------------------------------------------
  Bank Name                                      Branch Office (if applicable)

  ----------------------------------------------------------------------------
  Bank Address (Do not use P.O. Box) City State Zip Code

  ----------------------------------------------------------------------------
  Bank Wire Routing Number Name(s) on Bank Account Bank Account Number
             PLEASE ATTACH A VOIDED CHECK OR SAVINGS DEPOSIT SLIP

8.SPECIAL PROGRAMS

  All Direct Deposit Programs and ACH transactions will be sent as indicated below. There will be no charge for ACH transactions. Any changes in ACH transactions must be made in writing to Stratton Funds, c/o PFPC Inc., 211 South Gulph Road, King of Prussia, PA 19406-0903. Please allow one month for ACH transactions to be effective.

  Notify your bank of your intent to establish this option on your bank account.

  ----------------------------------------------------------------------------
  Bank Name                                      Branch Office (if applicable)

  ----------------------------------------------------------------------------
  Bank Address (Do not use P.O. Box) City State Zip Code

  ----------------------------------------------------------------------------
  Bank Wire Routing Number Name(s) on Bank Account Bank Account Number

9.SIGNATURE AND CERTIFICATION

  The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.
  If you are subject to backup withholding check here: [  ]
  I have received, read and agree to the terms of the current Prospectus of the Funds. I have the authority and legal capacity to purchase shares of the Fund(s) and I am of legal age in my state. I authorize PFPC Inc., its affiliates, and the Fund(s) to act on any instructions believed to be genuine for any service authorized on this form. I agree that they will not be liable for any resulting loss or expense. Under penalties of perjury, I certify that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding, or that the IRS has notified me that I am no longer subject to backup withholding. I am a U.S. person (including a U.S. resident alien).
  Please sign here:

  --------------------------------------------------------    -----------------
  Signature of Owner, Custodian or Trustee                               Date

  --------------------------------------------------------    -----------------
  Signature of Joint Owner (if applicable)                               Date

                  The Statement of Additional Information contains additional information about the funds. The Statement of Additional Information is incorporated by reference into this Prospectus in its entirety. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

                  To obtain a Statement of Additional Information, annual report or semi-annual report for the funds, without charge, call (800) 472-4266. This number may also be used to make shareholder inquiries.

                  Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  SEC file nos.: SGF 811-2297
                           SMDS 811-2240
                           The Stratton Funds, Inc. 811-7434

DIRECTORS

Lynne M. Cannon                        Merritt N. Rhoad, Jr.

John J. Lombard, Jr.                   Richard W. Stevens

Douglas J. MacMaster, Jr.              James W. Stratton

Henry A. Rentschler

OFFICERS

James W. Stratton                       James A. Beers                         Patricia L. Sloan
Chairman                                President                              Secretary & Treasurer
Stratton Mutual Funds                   Stratton Monthly
President                               Dividend REIT Shares                   Brigid E. Hummel
Stratton Small-Cap Value Fund                                                  Assistant Secretary & Treasurer
                                        Gerald M. Van Horn, CFA
John A. Affleck, CFA                    Vice President                         Michelle A. Whalen
President                               Stratton Small-Cap Value Fund          Assistant Secretary & Treasurer
Stratton Growth Fund
                                        Joanne E. Kuzma
                                        Vice President


INVESTMENT ADVISOR

Stratton Management Company
Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
Telephone: 610-941-0255

TRANSFER AGENT & DIVIDEND PAYING AGENT
PFPC Inc.

211 South Gulph Road, P.O. Box 61503
King of Prussia, PA 19406-0903
Telephone: 610-239-4600, 1-800-472-4266

CUSTODIAN BANK

PFPC Trust Company
The Eastwick Center, 8800 Tinicum Boulevard
Philadelphia, PA 19153


                     Visit the Stratton Mutual Funds web
                     site at: http://www.strattonmgt.com
                     ------------------------------------
                                   STRATTON
                            M U T U A L  F U N D S
                     ------------------------------------
                     Stability.Strategy.Success

STRATTON
MUTUAL FUNDS

Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
Stratton Small-Cap Value Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

This Statement of Additional Information provides supplementary information pertaining to shares of common stock in three separate mutual funds: Stratton Growth Fund, Inc. ("SGF"); Stratton Monthly Dividend REIT Shares, Inc. ("SMDS"); and Stratton Small-Cap Value Fund ("SSCV") of The Stratton Funds, Inc.


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated May 1, 2001, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The funds' audited financial statements and financial highlights included in their annual report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the funds' Prospectus and annual report are available, without charge, upon request, by contacting the funds' Distributor, PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903, or by telephoning (800) 634-5726.


Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
(610) 941-0255

                                TABLE OF CONTENTS
                                -----------------

                                                                                                               Page
                                                                                                               ----
HISTORY OF THE FUNDS..............................................................................................3

INVESTMENT STRATEGIES AND RISKS...................................................................................3

INVESTMENT RESTRICTIONS
         SGF......................................................................................................5
         SMDS.....................................................................................................6
         SSCV.....................................................................................................7

MANAGEMENT OF THE FUNDS
         Directors and Officers...................................................................................8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................12

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS
         Investment Advisor......................................................................................13
         Service Providers and Underwriter.......................................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.................................................................15

PURCHASE AND REDEMPTION INFORMATION..............................................................................16

RETIREMENT PLANS
         Defined Contribution Plans..............................................................................17
         Individual Retirement Accounts..........................................................................17
         Savings Incentive Match Plans for Employees of Small Employers..........................................18
         403(b)(7) Retirement Plan...............................................................................18
         General Information.....................................................................................18

INFORMATION CONCERNING TAXES.....................................................................................19

DESCRIPTION OF COMMON STOCK......................................................................................19

PERFORMANCE CALCULATIONS.........................................................................................20

FINANCIAL STATEMENTS.............................................................................................22

                              HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following separate funds incorporated under the laws of the State of Maryland:

                          Name of Fund                                          Date of Incorporation
                          ------------                                          ---------------------
         Stratton Growth Fund, Inc. (SGF)                                           June 21, 1985*
         Stratton Monthly Dividend REIT Shares, Inc. (SMDS)                         March 4, 1985 **
         The Stratton Funds, Inc.                                                   January 5, 1993***
                 Stratton Small-Cap Value Fund (SSCV)

*    As successor to a Delaware corporation organized on June 5, 1972.
** As successor to a Delaware corporation organized on November 10, 1971. On December 9, 1997, the fund changed its name from Stratton Monthly Dividend Shares, Inc.

*** SSCV commenced operations on April 12, 1993 as the Stratton Small-Cap Yield Fund. On January 18, 2000, the Stratton Small-Cap Yield Fund changed its name to Stratton Small-Cap Value Fund.


Prior to December 31, 1996, the fiscal year ends for SGF, SMDS and SSCV were May 31, January 31 and March 31, respectively. As of December 31, 1996, the funds changed to a December 31 fiscal year end. For the fiscal year ended December 31, 1996, financial information covered shortened periods of seven, eleven and nine months, respectively.

Classification
The funds are classified as open-end management investment companies. The funds are diversified, which means that, with respect to 75% of each fund's total assets, the funds will not invest more than 5% of their respective assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

                         INVESTMENT STRATEGIES AND RISKS

Types of Obligations, Investment Risks and Other Investment Information

The following investment strategies supplement those set forth in the funds' Prospectus. The following investment strategies are not fundamental and a particular fund's Board may change such strategies without shareholder approval.

Temporary Investments

As stated in the Prospectus, each fund may make temporary investments in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity, to meet shareholder redemptions, or as a defensive measure to protect capital. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. The following discussion supplements the description of such investments in the Prospectus.

U.S. Government Obligations. Each fund may, in accordance with its investment
----------------------------
policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued
----------------
by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor's Ratings Group, a Division of McGraw Hill, Prime-2 or higher by Moody's Investors, Service, Inc., or similarly rated by another nationally recognized statistical ratings organization, or if unrated, will be determined to be of comparable quality by the fund's advisor.

Certificates of Deposit. Certificates of deposit are negotiable certificates
-----------------------
issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of
--------------------
exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Repurchase Agreements. Each fund may purchase portfolio securities subject to
---------------------
the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the advisor. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each funds' 15% limit with respect to investments in illiquid securities.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the fund might be delayed pending court action.

The repurchase price under a repurchase agreement generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a fund under the Investment Company Act of 1940, as amended.

Convertible Securities

The funds may from time to time, in accordance with their respective investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A fund may exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the advisor's opinion, the investment characteristics of the underlying common shares will assist the fund in achieving its investment objective. Otherwise, a fund may hold or trade the convertible securities.


                             INVESTMENT RESTRICTIONS

The following investment restrictions are deemed fundamental policies and may be changed, with respect to a fund, only by the approval of the holders of a "majority" of such fund's outstanding shares. The term "majority" of a fund's outstanding shares means the holders of the lesser of: (1) 67% of such fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such fund's outstanding shares.

SGF WILL NOT:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the U. S. Government or agencies thereof.

2. Invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

3. Invest more than 5% of the value of its total assets in securities of companies which (including operations of their predecessors and of subsidiaries if the company is a holding company) have not had a record of at least three years of continuous operations and in equity securities which are not readily marketable (that is, with a limited trading market).

4. Borrow money, except from banks for temporary or emergency purposes (but not for investment purposes), provided that such borrowings shall not exceed 5% of its total assets (at the lower of cost or market value).

5. Underwrite the securities of other issuers or invest in securities under circumstances where, if sold, the fund might be deemed to be an underwriter under the Securities Act of 1933.

6.   Pledge, mortgage or hypothecate its assets.

7.   Invest for purposes of exercising management or control.

8. Invest in securities of other investment companies or in options, puts, calls, straddles, spreads or similar devices, or engage in arbitrage transactions or short sales.

9. Purchase securities on margin, but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Make loans to other persons except that this restriction shall not apply to government obligations, commercial paper or notes or other evidences of indebtedness which are publicly distributed.

11. Purchase or sell real estate or interests in real estate. This will not prevent the fund from investing in publicly-held real estate investment trusts or marketable securities which may represent indirect interests in real estate.

12. Purchase or sell commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs.

13. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any officer or director of the fund or the advisor owns beneficially more than 1/2 of 1%, and such officers and directors holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

14. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund's investments in such industry would exceed 25% of the value of the total assets of the fund.

The fund will not invest more than 2% of the value of its total assets in warrants. This restriction does not apply to warrants initially attached to securities purchased by the fund. This restriction may be changed or eliminated at any time by the Board of Directors of the fund without action by the fund's shareholders.

SMDS WILL NOT:

1. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets to secure any borrowing except to secure temporary or emergency borrowing and then only in an amount not exceeding 15% of the value of its total assets.

2. Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have not had at least three years of continuous operation.

3. Issue any senior securities (as defined in the 1940 Act), except in so far as investment restriction 1 may be deemed to be an issuance of a senior security.

4. Act as an underwriter or purchase securities which the fund may not be free to sell to the public without registration of the securities under the Securities Act of 1933.

5.   Purchase or sell real estate, commodities, or commodity contracts.

6. As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately thereafter such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

7. Purchase or own 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase or own 10% or more of the outstanding voting securities of any other issuer.

8. Purchase the securities of an issuer, if, to the fund's knowledge, one or more officers or Directors of the fund or of the investment advisor individually own beneficially more than 1/2 of 1%, and those owning more than 1/2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

9. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan.

10. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

11. Participate on a joint or a joint-and-several basis in any securities trading account.

12.  Invest in puts, calls or combinations thereof or make short sales.

13.  Purchase the securities of other investment companies.

14.  Purchase securities which do not have readily available market quotations.

The fund will invest at least 25% of its assets in real estate investment trusts ("REITs"), and thus will be concentrated. REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 13 above. The restriction in limitation 5 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The following investment restrictions can be changed only by the Board of Directors of SMDS:

1. The fund will not invest for the purpose of exercising control or management.

2. The fund will not invest in warrants, except when acquired as a unit with other securities.

SSCV WILL NOT:

1. Issue any senior securities (as defined in the 1940 Act); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets.

2. Act as an underwriter of securities, except that, in connection with the disposition of a security, the fund may be deemed to be an "Underwriter" as that term is defined in the Securities Act of 1933.

3.   Purchase or sell real estate, commodities, or commodity contracts.

4. As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

5. Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6. Purchase the securities of an issuer, if, to the fund's knowledge, one or more Officers or Directors of the fund or of the advisor individually own beneficially more than 1/2 of 1%, and those owning more than 1/2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

7. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

9. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund's investments in such industry would exceed 25% of the value of the total assets of the fund.

10. Invest in puts, calls, straddles or combinations thereof or make short sales.

11. Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or an SEC approved offer of exchange.

12. Invest for the purpose of exercising control over, or management of, the issuer.


REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of a fund's investments will not cause a violation of the limitations. In addition, the limitations will not be violated if a fund receives securities by reason of a merger or other form of reorganization.

                             MANAGEMENT OF THE FUNDS
Directors and Officers

The business of each fund is managed under the direction of the Board of Directors of SGF, SMDS and The Stratton Funds, Inc. (collectively, the "Companies"). The Directors and executive officers of the Companies, their positions with the Companies, their addresses, affiliations, if any, with the advisor, and principal occupations during the past five years are set forth below. Each of the Directors named below is a Director for each of the Companies and each of the officers named below holds the same position, unless otherwise noted, with each of the Companies.

                                          Position with
Name and Address               Age        Registrants        Principal Occupation during last 5 years

James W. Stratton/1/           64         Director/          Mr.  Stratton  is the  Chairman of the Board and Chief
610 W. Germantown Pike                    Chairman           Executive Officer of the investment advisor,  Stratton
Suite 300                                                    Management  Company,  as  well  as  President  of  The
Plymouth Meeting, PA 19462                                   Stratton  Funds,  Inc.  He is a Director  of  Amerigas
                                                             Propane  Ltd.  (energy),  BE&K  Corp.  (engineering  &
                                                             construction),   EFI   Corp.   (financial   services),
                                                             Teleflex,  Inc.  (diversified  conglomerate)  and  UGI
                                                             Corp., Inc. (utility-natural gas).

Lynne M. Cannon/2/                45      Director           Ms.  Cannon  is  a  Vice  President  and  Director  of
211 S. Gulph Road                                            Transfer   Agency   Services  of  PFPC  Inc.  She  was
King of Prussia, PA 19406                                    formerly  Vice  President of Client  Services of First
                                                             Data Investor  Services Group, Inc. She was formerly a
                                                             Director of FPS Broker Services,  Inc. and Senior Vice
                                                             President of FPS Services, Inc.

                                          Position with
Name and Address                  Age     Registrants        Principal Occupation during last 5 years

John J. Lombard, Jr.              66      Director           Mr.  Lombard  is  special  counsel  to the law firm of
One Commerce Square                                          McCarter & English, LLP.
2005 Market Street
Suite 3600
Philadelphia, PA 19103

Douglas J. MacMaster, Jr.         70      Director           Mr. MacMaster is a private  investor.  He was formerly
5 Morris Road                                                Senior  Vice   President  of  Merck,   Inc.  He  is  a
Ambler, PA 19002                                             Director  of  Marteck   Biosciences  Corp.  and  Neose
                                                             Pharmaceuticals Inc.

Henry A. Rentschler               72      Director           Mr. Rentschler is a private investor.
P.O. Box 962
Paoli, PA 19301

Merritt N. Rhoad, Jr.             71      Director           Mr. Rhoad is a private investor.
640 Bridle Road
Custis Woods
Glenside, PA 19038

Richard W. Stevens                67      Director           Mr. Stevens is an attorney in private practice.
One Jenkintown Station
115 W. Avenue, Suite 108
Jenkintown,  PA 19046

John A. Affleck, CFA              54      Officer            Mr.   Affleck  is   President   and  Director  of  the
610 W. Germantown Pike                                       investment  advisor,  Stratton  Management Company. He
Suite 300                                                    is  President of Stratton  Growth Fund,  Inc. and Vice
Plymouth Meeting, PA 19462                                   President of Stratton  Monthly  Dividend  REIT Shares,
                                                             Inc. and The Stratton Funds, Inc.

James A. Beers/3/                 38      Officer            Mr.  Beers  is a  Vice  President  of  the  investment
610 W. Germantown Pike                                       advisor,    Stratton   Management   Company.   He   is
Suite 300                                                    President of Stratton  Monthly  Dividend  REIT Shares,
Plymouth Meeting PA  19462                                   Inc. and Vice President of Stratton  Growth Fund, Inc.
                                                             and The Stratton Funds, Inc.

Gerald M. Van Horn, CFA           27      Officer            Mr.  Van Horn is an  Equity  Research  Analyst  of the
610 W. Germantown Pike                                       investment  advisor,  Stratton  Management Company. He
Suite 300                                                    is Vice President of The Stratton Funds,  Inc.;  prior
Plymouth Meeting, PA 19462                                   thereto,   Economic   Research   Analyst  at  Rightime
                                                             Econometrics.

                                  46      Officer            Ms.   Kuzma  is  the   Director   of  Trading  of  the
Joanne E. Kuzma                                              investment advisor,  Stratton Management Company.  She
610 W. Germantown Pike                                       is Vice President of Compliance for the Funds.
Suite 300
Plymouth Meeting, PA 19462

                                          Position with
Name and Address                  Age     Registrants        Principal Occupation during last 5 years

Patricia L. Sloan                 47      Officer            Ms.  Sloan is an employee of the  investment  advisor,
610 W. Germantown Pike                                       Stratton  Management  Company.  She is  Secretary  and
Suite 300                                                    Treasurer of the Funds.
Plymouth Meeting, PA 19462

Brigid E. Hummel                  31      Officer            Ms. Hummel is an employee of the  investment  advisor,
610 W. Germantown Pike                                       Stratton   Management   Company.   She  is   Assistant
Suite 300                                                    Secretary and Assistant Treasurer of the Funds.
Plymouth Meeting PA 19462

Michelle A. Whalen                31      Officer            Ms. Whalen is an employee of the  investment  advisor,
610 W. Germantown Pike                                       Stratton Management  Company.  She was formerly Senior
Suite 300                                                    Regulatory   Administrator   of  PFPC  Inc.   She  was
Plymouth Meeting, PA  19462                                  formerly  Manager  of  Compliance   Administration  of
                                                             First  Data  Investor  Services  Group,  Inc.  She  is
                                                             Assistant  Secretary  and  Assistant  Treasurer of the
                                                             Funds.


1 As defined in the 1940 Act, Mr. Stratton is an "interested person" of the funds by reason of his positions with the advisor.

2 Ms. Cannon is considered to be an "interested person" of the funds by reason of her affiliation with the funds' administrator.

3    Mr. Beers is related to Mr. Stratton by marriage.


The officers and Directors of the Companies who are also officers or employees of the advisor or administrator receive no direct compensation from the funds for services to them. The Directors of the Companies serve in the same capacity for each Company and meet concurrently four times a year. In the aggregate, each Director currently receives $1,250 for each meeting attended, and an annual retainer of $5,000. These fees are divided on a percentage basis between each fund based on their relative net assets as of the meeting date. There are no separate audit, compensation or nominating committees of the Board of Directors.

Set forth below are the total fees paid to each of the directors who are not "interested persons" for fiscal year ended December 31, 2000:







                                                       Total Compensation From
                          Aggregate Compensation       Fund and Fund Complex(1)
Name of Director          From Fund                    Paid to Directors
----------------          ----------------------       ------------------------

                                                                               Total Compensation From
                                         Aggregate Compensation                Fund and Fund Complex/(1)/
Name of Director                         From Fund                             Paid to Directors
----------------                         ----------------------                --------------------------
James W. Stratton                                                              $0
SGF                                      $0
SMDS                                     $0
SSCV                                     $0

Lynne M. Cannon                                                                $0
SGF                                      $0
SMDS                                     $0
SSCV                                     $0

John J. Lombard, Jr.                                                           $11,250
SGF                                      $3,481.37
SMDS                                     $4,864.75
SSCV                                     $2,903.88

Douglas J. MacMaster, Jr.                                                      $8,750
SGF                                      $2,692.74
SMDS                                     $3,797.38
SSCV                                     $2,259.88

Henry A. Rentschler                                                            $10,000
SGF                                      $3,069.61
SMDS                                     $4,319.38
SSCV                                     $2,611.01

Merritt N. Rhoad, Jr.                                                          $11,250
SGF                                      $3,481.37
SMDS                                     $4,864.75
SSCV                                     $2,903.88

Richard W. Stevens                                                             $10,000
SGF                                      $3,131.87
SMDS                                     $4,298.25
SSCV                                     $2,569.88

/(1)/  The "Fund Complex" consists of SGF, SMDS and The Stratton Funds, Inc.

The Companies, the advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 30, 2001, ownership in the funds by the Directors and officers as a group was as follows:


                                                              Percentage of
                           Fund                             outstanding shares
                           ----                             ------------------
                                                                 14.68%
                           1.  SGF
                                                                  5.12%
                           2.  SMDS
                                                                  9.55%
                           3.  SSCV

As of March 30, 2001, the following shareholders owned of record more than 5% of the outstanding shares of the respective fund.

                                                                      Shares                    Percent
                  Name and Address                                    Owned                      Owned
                  ----------------                                    -----                      -----
1.       SGF      Charles Schwab & Co., Inc.                       4,305,134.300                  9.75%
                  Reinvest Account
                  101 Montgomery Street
                  San Francisco, CA

2.       SMDS     Charles Schwab & Co., Inc.                         392,764.457                 14.40%
                  Reinvest Account
                  101 Montgomery Street
                  San Francisco, CA

                  National Investor Services Corp.                   175,993.739                  6.49%
                  For exclusive Benefit of Our Customers
                  55 Water Street
                  New York, NY

3.   SSCV         Boston & Co. CUST                                  505,833.099                 29.88%
                  A/C TJPF1062002
                  Mutual Funds Operation
                  P.O. Box 3198
                  Pittsburgh, PA

                  Boston & Co.                                       240,000.000                 14.18%
                  AC TJUT2318002
                  Mutual Funds Operation
                  P.O. Box 3398
                  Pittsburgh, PA

                  Charles Schwab & Co., Inc.                          93,361.093                  5.40%

                  SPL CSTY A/C FBO Customers Reinvest
                  101 Montgomery Street
                  San Francisco, CA



                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor

Stratton Management Company is the funds' advisor. By reason of his ownership of all of the advisor's voting stock, James W. Stratton may be considered a "controlling person" of Stratton Management Company. Other persons who are affiliated with both the funds and with Stratton Management are listed under the Directors and officers table under "Management of the Funds."

The amount of advisory fees paid by each fund for the last three fiscal years is as follows:

             ------------------------ ------------------- ------------------- ---------------------
                                             SGF                 SMDS                 SSCV
             ------------------------ ------------------- ------------------- ---------------------
             December 31, 2000             $298,856            $358,135             $127,024
             ------------------------ ------------------- ------------------- ---------------------

             December 31, 1999             $402,982            $431,511             $229,118
             ------------------------ ------------------- ------------------- ---------------------

             December 31, 1998             $453,119            $548,380             $526,297
             ------------------------ ------------------- ------------------- ---------------------


The performance adjustment for SSCV is calculated at the end of each month based upon a rolling 24-month performance period. The performance adjustment is added to or subtracted from the basic advisory fee. Pursuant to the performance adjustment, the fund's gross performance is compared with the performance of the Frank Russell 2000 Index (the "Russell 2000"), over a rolling 24-month performance period. The Russell 2000 is composed of the smallest 2000 stocks in the Frank Russell annual ranking of 3000 common stocks by market capitalization. The Russell 2000 is a widely recognized common stock index of small to medium size companies. Total return performance on the Russell 2000 includes dividends and is reported monthly on market capitalization-weighted basis. When the fund performs better than the Russell 2000, it pays the advisor an incentive fee; less favorable performance than the Russell 2000 reduces the basic fee. Each 1.00% of the difference in performance between the fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the fund outperformed or under performed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the advisory fee may never be greater than 1.25% or less than 0.25% of the fund's average daily net assets for the preceding month.

                                          Performance Fee Schedule For SSCV

                                            +:       1.25%
                                                     1.15%
                                                     1.05%
                                                     0.95%
                                                     0.85%
                                    Basic Fee:       0.75%
                                                     0.65%
                                                     0.55%
                                                     0.45%
                                                     0.35%
                                            -:       0.25%

Service Providers and Underwriter

PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA 19406, provides most of the back office services on the funds' behalf. Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as Fund Administration, Fund Accounting and Transfer Agency. Prior to December 1, 1999, First Data Investor Services Group ("FDISG") provided fund administration, fund accounting, transfer agency and custody administration services to the funds.

As the funds' accounting services agent, PFPC is responsible for certain accounting services such as computation of the net asset value of the funds' shares and maintenance of the funds' books and financial records.

The amount of accounting services fees paid by each fund for the last three fiscal years is as follows:

          --------------------------- --------------------- --------------------- ----------------------
                                              SGF                   SMDS                  SSCV
          --------------------------- --------------------- --------------------- ----------------------

          December 31, 2000                 $33,239               $42,566                $33,052
          --------------------------- --------------------- --------------------- ----------------------

          December 31, 1999                 $32,643               $35,415                $31,507
          --------------------------- --------------------- --------------------- ----------------------

          December 31, 1998                 $20,000               $26,500                $27,364
          --------------------------- --------------------- --------------------- ----------------------

As the funds' administrative services agent, PFPC is responsible for certain administrative services such as: (1) coordinate and monitor the activities of any other third party service provider providing services to the funds (e.g. the funds' independent auditors, printers, etc.); (2) provide the funds with necessary office space, telephones and other communications facilities and personnel competent to perform the responsibilities under the administrative services agreements; (3) maintain such books and records of the funds as may be required by applicable Federal or state law; (4) prepare and, after approval by the funds, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the funds as required by applicable law; (5) prepare and, after approval by the funds, arrange for the filing of such registration statements and other documents with the SEC and any other Federal or state regulatory authorities as may be required by applicable law; (6) review and submit to the officers of the funds for their approval, invoices or other requests for payment of the funds' expenses and instruct the funds' custodian to issue checks in payment thereof, and (7) take such other action with respect to the funds as may be deemed by PFPC to appropriately perform its duties under the administrative services agreements.

In consideration for providing administrative and accounting services, the funds have agreed to pay PFPC a fee, based on each portfolio's average net assets, computed daily and paid monthly. Fees paid prior to December 1, 1999 in the chart below were paid to FDISG. The amount of administrative services fees paid by each fund for the last three fiscal years is as follows:

          --------------------------- --------------------- --------------------- ----------------------

                                              SGF*                 SMDS*                  SSCV
          --------------------------- --------------------- --------------------- ----------------------
          December 31, 2000                 $31,139               $42,665                $30,485
          --------------------------- --------------------- --------------------- ----------------------

          December 31, 1999                 $32,224               $40,578                $23,881
          --------------------------- --------------------- --------------------- ----------------------

          December 31, 1998                 $30,000               $30,500                $30,000
          --------------------------- --------------------- --------------------- ----------------------

* The advisor has waived $15,000 annually of the compensation due it under the advisory agreement, to offset a portion of the fee that the fund will incur under the administration agreement. This fee waiver can be terminated or reduced by the advisor upon 60 days prior written notice to the fund.


The funds' independent auditor is Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia PA 19103. The auditor's responsibilities are (1) to ensure that all relevant accounting principles are being followed by the funds; and (2) to report to the Boards of Directors concerning the funds' operations.

Effective May 1, 2001, PFPC Trust Company, Inc., The Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153 serves as the custodian of each fund's assets pursuant to custodian agreements. Under such agreements, PFPC Trust Company, Inc. (1) maintains a separate account or accounts in the name of the funds; (2) holds and transfers portfolio securities on account of the funds; (3) accepts receipts and makes disbursements of money on behalf of the funds; (4) collects and receives all income and other payments and distributions on account of the funds' securities; and (5) makes periodic reports to the Boards of Directors concerning the funds' operations.

PFPC Distributors, Inc. serves as the funds' principal underwriter pursuant to Underwriting Agreements for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each fund. The business address for PFPC Distributors, Inc. is 3200 Horizon Drive, King of Prussia, PA 19406-0903. For the services to be provided in facilitating the qualification of each fund's shares under state securities laws, PFPC Distributors, Inc. receives an annual fee of $5,000 from each fund for providing these services.



                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The funds seek to obtain the best price and execution in all purchases and sales of securities, except when the authorization to pay higher commissions for research and services, as provided for in the advisory agreements, is exercised. Purchases and sales of over-the-counter securities are ordinarily placed with primary market makers acting as principals. Consistent with its obligation to seek the best price and execution, each fund may place some purchases and sales of portfolio securities with dealers or brokers who provide statistical and research information to the advisor. Statistical and research services furnished by brokers through whom the funds effect securities transactions in accordance with these procedures are ordinarily of general application and may be used by the advisor in servicing other accounts as well as that of the funds. In addition, not all such services may be used in connection with the advisor's activities on behalf of the funds. Portfolio transactions are assigned to brokers, and commission rates negotiated, based on an assessment of the reliability and quality of a broker's services, which may include research and statistical information such as reports on specific companies or groups of companies, pricing information, or broad overviews of the stock market and the economy.

Although investment decisions for the funds will be made independently from investment decisions made with respect to other clients advised by the advisor, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases, this system could have a detrimental effect on the price or quantity of a security available to the funds. In other cases, however, the ability of the funds to participate with other clients of the advisor in volume transactions may produce better executions for the funds.


The advisory agreements contain provisions which authorize the advisor to pay on behalf of the funds brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the funds, viewed in terms of the particular transaction or the overall responsibilities of the advisor with respect to the funds. In addition, the advisory agreements recognize that the advisor may, at its expense, acquire statistical and factual information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations.

The amount of total brokerage commissions attributable to each fund for the last three fiscal years are as follows*:

          ---------------------------- -------------------- --------------------- --------------------

                                               SGF                  SMDS                 SSCV
          ---------------------------- -------------------- --------------------- --------------------

          December 31, 2000                  $61,887              $79,305               $63,490
          ---------------------------- -------------------- --------------------- --------------------

          December 31, 1999                  $62,950              $ 79,706              $60,361
          ---------------------------- -------------------- --------------------- --------------------

          December 31, 1998                  $47,812              $ 64,746              $74,069
          ---------------------------- -------------------- --------------------- --------------------

* Substantially all of which were paid to brokers which had provided research, statistical data or pricing information to the investment advisor.


                       PURCHASE AND REDEMPTION INFORMATION

Please call PFPC at (800) 472-4266 to verify required language for all retirement plan redemption requests or to obtain the Retirement Plan Withdrawal Form. No redemption shall be made unless your Application is first on file. In addition, a fund will not accept redemption requests until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

Redemption requests mailed to the advisor must be forwarded to the transfer agent and will not be effected until they are received in good order by the transfer agent. The transfer agent cannot accept redemption requests which specify a particular forward date for redemption. All withdrawals under the Systematic Cash Withdrawal Plan are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Application, indicating the amount of the distribution and the desired frequency.


If withdrawals under the Systematic Cash Withdrawal Plan exceed income dividends and capital gains distributions, your invested principal will be depleted. Thus, depending on the size of withdrawal payments and fluctuations in the value of your shares, your original investment could be exhausted entirely. You may change or stop the plan at any time by written notice to the funds. Dividends and capital gains distributions must be reinvested automatically to participate in this plan. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

The right of redemption may not be suspended or payment upon redemption deferred for more than five business days, or such shorter time period as may be required by applicable SEC rules, except: (1) when trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) when the SEC has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the SEC, exists, making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. In case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless you withdraw your request for redemption, you will receive payment at the net asset value next determined after termination of the suspension.

As provided in each fund's Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares solely in cash up to the lesser of $250,000, or one percent of the net asset value of the fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such fund believes that economic conditions exist which would make such a practice detrimental to the fund. Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under "Pricing Fund Shares" in the Prospectus. Subsequent sale of such securities would require payment of brokerage commissions or spreads by the investor.

The value of your shares on redemption may be more or less than the cost of such shares to you depending upon the net asset value of the fund's shares at the time of redemption.


                         RETIREMENT PLANS (the "PLANS")

Defined Contribution Plans

The funds offer a profit sharing and a money purchase plan (the "Defined Contribution Plans") for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the funds as a funding medium for a retirement plan qualified under the Internal Revenue Code (the "Code").

The Code provides certain tax benefits for participants in a Defined Contribution Plan. For example, amounts contributed to a Defined Contribution Plan and earnings on such amounts are not taxed until distributed. However, distributions to a participant from a Defined Contribution Plan before the participant attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the participant's gross income.

Individual Retirement Accounts

The funds offer an individual retirement account (the "Traditional IRA") for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the funds as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 1/2. Distributions of an individual's Traditional IRA assets (and earnings thereon) before the individual attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the individual's gross income. Earnings on amounts contributed to the Traditional IRA are not subject to federal income tax until distributed.

The funds also have available a Roth Individual Retirement Account (the "Roth IRA") for retirement saving for use by individuals with compensation for services rendered. A single individual with modified adjusted gross income of less than $110,000 may contribute to a Roth IRA (a married couple filing jointly must have modified adjusted gross income of less than $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 1/2, as long as the owner has earned income. Contributions to a Roth IRA are not deductible. Earnings on amounts contributed to a Roth IRA, however, are not subject to federal income tax when distributed if the distribution is a "qualified distribution" (i.e., the Roth IRA has been held for at least five years beginning with the first tax year for which a contribution was made to any Roth IRA of the account holder and the distribution is due to the account owner's attainment of age 59 1/2, disability or death, or for qualified first-time homebuyer expenses). A non-qualified distribution of an individual's Roth IRA assets (and the earnings thereon) will subject the earnings to taxation and will (with certain exceptions) result in an additional 10% tax on the amount included in the individual's gross income.

Unless the individual's modified adjusted gross income (or the modified adjusted gross income of a married couple, filing jointly) is more than $100,000, or the individual is married and filing a separate tax return, the individual is eligible to roll over, transfer or convert all or any portion of existing Traditional IRA(s) into Roth IRA(s). A separate Roth Conversion IRA should generally be established to hold conversion amounts. If the Roth IRA is designated as a Roth Conversion IRA, the only permissible contributions are amounts converted from a Traditional IRA during the same tax year. The amount of the conversion from the Traditional IRA to the Roth IRA will be treated as a distribution for income tax purposes and is includible in the individual's gross income (except for any nondeductible contributions). Although the conversion amount is generally included in income, the 10% early distribution penalty will not apply to rollovers or conversions from a Traditional IRA to a Roth IRA, regardless of whether the individual qualifies for any exceptions to the 10% penalty.

Except for amounts converted to a Roth IRA and rollovers, the total annual contributions to all of an individual's Traditional and Roth IRAs may not exceed the lesser of $2,000 or 100% of the individual's compensation.

Savings Incentive Match Plan for Employees of Small Employers

The funds also have available a simplified tax-favored retirement plan for employees of small employers (a "SIMPLE IRA Plan"). If an employer establishes a SIMPLE IRA Plan, contributions under the Plan are made to eligible employees' SIMPLE individual retirement accounts ("SIMPLE IRAs"). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee's SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee's salary reduction contributions, up to a limit of 3% of the employee's compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee's compensation. The Code provides tax benefits for contributions by an employer to an employee's SIMPLE IRA. For example, contributions to an employee's SIMPLE IRA are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

403(b)(7) Retirement Plan

The funds offer a plan (the "403(b)(7) Plan") for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan based on a reduction of the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $10,500 for 2001), are excludable from the gross income of the employee for Federal income tax purposes. Assets withdrawn from the 403(b)(7) Plan are subject to Federal income tax and to the additional 10% tax on early withdrawals discussed above under "Defined Contribution Plans."

General Information

Distributions of net investment income and capital gains on retirement plan shares will be reinvested automatically in the funds.


The custodian of the Plans is Semper Trust Company ("Semper"), Plymouth Meeting, Pennsylvania. Semper is controlled by certain Directors and officers of the funds and certain directors and officers of Stratton Management Company. PFPC serves as the fiduciary agent for Semper and in such capacity is responsible for all record keeping, applicable tax reporting and fee collection in connection with the plan accounts. Semper is entitled to deduct its fees and administrative expenses by liquidating shares annually in September, unless the annual maintenance fee is paid separately to PFPC. The annual maintenance fee is currently $12.00 per plan account. This fee may be amended upon 30 days notice by Stratton Management Company, Semper or PFPC in the future.

The foregoing brief descriptions are not complete or definitive explanations of the Defined Contribution, Traditional IRA, Roth IRA, Simple IRA or 403(b)(7) Plans available for investment in the funds. Any person who wishes to establish a retirement plan account may do so by contacting the funds directly. The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. Since all these Plans involve setting aside assets for future years, it is important that investors consider their needs and whether the investment objective of the funds as described in this Statement of Additional Information and in the Prospectus is most likely to fulfill them. The funds recommend that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.



                          INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

Each fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code, as amended ("the Code") for each taxable year. As a RIC, each fund is exempt from Federal income and excise tax on its income and gains that it distributes to shareholders.

To maintain its RIC status, each fund must satisfy certain distribution requirements and certain requirements with respect to the source of its income for a taxable year and the diversification of its investments. Complying with these tests may limit somewhat the fund's freedom in pursuing its investment objectives.

SMDS has a capital loss carryover available to offset future capital gains, if any, of approximately $14,487,000 of which $7,545,000 expires in 2002, $4,332,000 expires in 2003, $775,000 expires in 2005 and $1,835,000 expires in
2007.

A 4% nondeductible excise tax is imposed on RICs that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The funds intend to make sufficient distributions or deemed distributions prior to the end of each calendar year to avoid liability for this excise tax. If a fund were to fail to make sufficient distributions in a year, the fund could be subject to excise tax and/or corporate income tax in respect of the shortfall or, if the shortfall were substantial enough, the fund could be disqualified as a RIC.

If for any fiscal year a fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The foregoing discussion is based on Federal tax laws and regulations that are in effect on the date of this Statement of Additional Information. These laws and regulations may be changed by legislative or administrative action.


                           DESCRIPTION OF COMMON STOCK

SGF's authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. SMDS' authorized capital is 10,000,000 shares of common stock, par value $1.00 per share. The Stratton Funds, Inc. is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of The Stratton Funds, Inc. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in SSCV.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights. Shares of each fund are freely transferable. Each share of a particular fund has equal voting, dividend and distribution, and liquidation rights with other shares of such fund. When issued for payment as described in its Prospectus, a fund's shares will be fully paid and nonassessable. Fractional shares of a fund have proportionately the same rights as provided for full shares of the particular fund.


Each fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. SGF, SMDS and The Stratton Funds, Inc. are each a separate legal entity and the shareholders of each will vote separately. Under certain circumstances, shareholders have the right to call a shareholders meeting to consider the removal of one or more directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as The Stratton Funds, Inc. shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the fund affected by the matter. A fund affected by a matter unless it is clear that the interests of the fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of The Stratton Funds, Inc. voting without regard to a fund.

Investors should be aware that by combining the Prospectus of each fund into one document, there is the possibility that one fund may become liable for any misstatements in the Prospectus about another fund. To the extent that a fund incurs such liability, a shareholders investment in such fund could be adversely affected.


                            PERFORMANCE CALCULATIONS

From time to time, the funds' total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Each fund's total return may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made by a fund during the period are reinvested in such fund's shares.

The total return of each fund may be compared to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a fund's shares may be compared to data prepared by Lipper Analytical Services, Inc., National Association of Real Estate Investment Trusts and to indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Ratings Group.

Performance quotations of each fund represent such fund's past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by broker-dealers, banks or other financial institutions directly to their customer accounts in connection with investments in shares of a fund will not be included in the fund's calculations of total return. Further information about the performance of each fund is included in the fund's most recent Annual Report which may be obtained without charge by contacting the fund at (800) 634-5726.

Total Return Calculations

The funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial investment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.


This calculation can be expressed as follows:

                              T = [ (ERV)1/n - 1 ]
                                     ---
                                      P

     Where:    T    =    average annual total return.

               ERV  =    ending redeemable value at the end of the period
                         covered by the computation of a hypothetical $1,000 investment made at the beginning of the period.

               P    =    hypothetical initial investment of $1,000.

               n    =    period covered by the computation, expressed in terms
                         of years.

The funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment.

The formula for calculating aggregate total return is as follows:

                               A = [( ERV ) - 1 ]
                                      ---
                                       P

     Where:    A    =    aggregate total return.

               ERV  =    ending redeemable value at end of the period covered by
                         the computation of a hypothetical $1,000 investment made at the beginning of the period.

               P    =    hypothetical initial investment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the funds cannot necessarily be used to compare an investment in the funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Based on the foregoing calculations, the average annual total returns for the funds for the one year, five year and ten year periods ended December 31, 2000 were as follows:

        ------------------------ -------------------------- ----------------------- -------------------------

             Name of Fund                 1 Year                    5 Year                  10 Year
        ------------------------ -------------------------- ----------------------- -------------------------

                  SGF                     22.05%                    13.90%                   14.65%
        ------------------------ -------------------------- ----------------------- -------------------------

                 SMDS                     20.10%                    4.96%                    8.19%
        ------------------------ -------------------------- ----------------------- -------------------------

                 SSCV                     23.91%                    12.44%                  11.94%*
        ------------------------ -------------------------- ----------------------- -------------------------



Based on the foregoing calculations, the aggregate total returns for the funds for the five year and ten year periods ended December 31, 2000 were as follows:




-------------------------- ------------------------- --------------------------

      Name of Fund                  5 Year                    10 Year
-------------------------- ------------------------- --------------------------

           SGF                      91.69%                    292.46%
-------------------------- ------------------------- --------------------------

          SMDS                      27.40%                    119.73%
-------------------------- ------------------------- --------------------------

          SSCV                      79.75%                   139.40%*
-------------------------- ------------------------- --------------------------

* Performance information is based on the life of the fund from April 12, 1993 (commencement of operations) through December 31, 2000.


                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto for SGF, SMDS, and SSCV contained in the funds' Annual Report to Shareholders dated December 31, 2000 are incorporated by reference into this Statement of Additional Information and have been audited by Tait, Weller & Baker, whose reports also appear in the 2000 Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the reports of Tait, Weller & Baker, independent accountants, given on the authority of said firm as experts in auditing and accounting, incorporating by reference from such funds' 2000 Annual Report.

                         POST-EFFECTIVE AMENDMENT NO. 12
                            The Stratton Funds, Inc.

                     TO REGISTRATION STATEMENT NO. 33-57166
                                       on
                                    Form N-1A


PART C.  OTHER INFORMATION

Item 23. Exhibits

     (a)  Articles of Incorporation

          (i) Articles of Incorporation of Registrant, dated January 5, 1993, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on July 29, 1996 ("Post-Effective Amendment No. 5").

          (ii) Articles Supplementary to Articles of Incorporation, dated December 9, 1997, are incorporated by reference to Exhibit 99.1 of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on April 15, 1998 ("Post-Effective Amendment No. 9").

     (b) By-Laws of Registrant, dated January 15, 1993, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 5.

     (c)  Instruments Defining Rights of Security Holders

          (i) Specimen certificate for shares of common stock of Stratton Small-Cap Yield Fund is incorporated herein by reference to
               Exhibit 99.4 of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on March 12, 1997 ("Post-Effective
               Amendment No. 6").

          (ii) Article VII, of the By-Laws, Exhibit (b) above, define the rights of security holders.

     (d) Investment Advisory Agreement, dated April 1, 1993, between Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 5.

     (e) Underwriting Agreement, dated December 31, 2000, between Registrant and PFPC Distributors, Inc. to be filed by amendment.

     (f)  None.


     (g) Custody Agreement between Registrant and PFPC Trust Company, dated May 1, 2001 is filed herewith.

     (h)  (i)   Administration Agreement, dated March 31, 1993, between
                Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (a) of Post-Effective Amendment No. 6.

          (ii) Shareholder Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (b) of Post-Effective Amendment No. 6.

          (iii) Accounting Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9 (c) of Post-Effective Amendment No. 6.

          (iv) Investment Company Services Agreement, dated December 31, 1997, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 99.9(d) of Post-Effective Amendment
                No. 9.

                (a) Amendment to Investment Company Services Agreement, dated
                    February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is filed herewith.

                (b) Amendment to Services Agreement, dated April 1, 2000,
                    between Registrant and PFPC Inc. is filed herewith.

     (i) Opinion and Consents of Counsel on the legality of the securities being issued is incorporated herein by reference to Exhibit 99.10 of Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No.'s 33-57166/811-7434), filed on February 27, 1998 ("Post-Effective Amendment No. 8").

     (j)  Consent of Independent Auditors is filed herewith.

     (k)  Financial Statements

          Included in Part A:

          Financial Highlights for Stratton Small-Cap Value Fund.

          Incorporated by reference in Part B:

          The audited financial statements for the Funds and related notes thereto as well as the auditors report thereon for the fiscal year ended December 31, 2000 are incorporated by reference to the Annual Report to Shareholders as filed with the U.S. Securities and Exchange Commission on February 22, 2001 pursuant to Rule 30b2-1 of the Investment Company Act of 1940, as amended (File Nos. 33-57166/811-
          7434).

     (l) Letters of Understanding relating to Initial Capital between The Stratton Funds, Inc. and James W. Stratton, Arlene E. Stratton, Carol
          A. Stratton, John A. Affleck, Gerard E. Heffernan, Frank H. Reichel, III, James Van Dyke Quereau (individually) are incorporated herein by reference to Exhibit 99.13 of Post-Effective Amendment No. 6.

     (m)  None.

     (n)  Not applicable.

     (p)  1)   Code of Ethics of Stratton Mutual Funds is filed herewith.
          2)   Code of Ethics of Stratton Management Company is filed
               herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Directors.

Item 25.  Indemnification

          Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article SEVENTH section (a) & (b) of Registrant's Articles of Incorporation, incorporated by reference as Exhibit 99.1 of Post-Effective Amendment No. 5, and Article VI, Section 1 of Registrant's By-Laws, as amended, incorporated by reference as Exhibit 99.2 of Post-Effective Amendment No. 5, provide for the indemnification of Registrant's directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing, Article VI Section 1 (a) of Registrant's By-Laws provides that no director or officer of Registrant shall be indemnified against liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's duties to the corporation.

          In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Indemnification of Registrant's Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for the following documents:

                    (a) Section 6 of the Investment Advisory Agreement between the Registrant and Stratton Management Company included as Exhibit No. 99.5 of Post Effective Amendment No. 5.

                    (b) Section 8 of the Underwriting Agreement between the Registrant and PFPC Distributors, Inc. included as
                         Exhibit 23(e) filed herewith;

                    (c) Section 13 of the Custodian Services Agreement between the Registrant and PFPC Trust Company, included as
                         Exhibit 23(g) filed herewith;

                    (d) Section 8(d) of Administration Agreement between the Registrant and PFPC Inc. included as Exhibit 99.9.a.;

                    (e) Section 24(c) of Shareholder Services Agreement between the Registrant and PFPC Inc. included as Exhibit 99.9.b;

                    (f) Section 11(c) of Accounting Services Agreement, between the Registrant and PFPC Inc. included as Exhibit 99.9.c; and

Item 26.          Business and Other Connections of Advisor

                  Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of December 31, 2000 had approximately $1 billion in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Monthly Dividend REIT Shares, Inc. and Stratton Growth Fund, Inc.

                  For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-8681) filed by it under the Investment Advisors Act of 1940, as amended.


Item 27.          Principal Underwriter

             (a) PFPC Distributors, Inc. (the "Distributor"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                  International Dollar Reserve Fund I, Ltd.
                  Provident Institutional Funds Trust

                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc.
                  Columbia Fixed Income Securities Fund, Inc.
                  Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.
                  Columbia National Municipal Bond Fund, Inc.

                  Columbia Strategic Value Fund, Inc.
                  Columbia Technology Fund, Inc.
                  GAMNA Series Funds, Inc.
                  WT Investment Trust
                  Kalmar Pooled Investment Trust
                  The RBB Fund, Inc.
                  Robertson Stephens Investment Trust

                  Harris Insight Funds Trust

                  AFBA 5 Star Funds
                  Alleghany Funds

                  Deutsche Asset Management VIT Funds
                  Forward Funds, Inc.

                  Hillview Investment Trust II
                  IBJ Funds Trust

                  LKCM Funds
                  Matthews International Funds
                  McM Funds
                  Metropolitan West Funds
                  New Covenant Funds, Inc.

                  Pictet Funds

                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  The Galaxy Fund
                  The Galaxy VIP Fund
                  Galaxy Fund II

                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Wilshire Target Funds, Inc.
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  WPG Growth and Income Fund
                  WPG Tudor Fund
                  RWB/WPG U.S. Large Stock Fund
                  Tomorrow Funds Retirement Trust

                  The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of Provident Distributors, Inc.)

                  The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

                  ABN AMRO Funds (Distributed by ABN AMRO Distribution Services
                  (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

             (b) The information required by this Item 27(b) with respect to each director, officer or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the SEC pursuant to the Securities Act of 1934 (File No. 8-31334). No Director, officer, or partner of PFPC Distributors, Inc. holds a position or office with the Registrant.

         (c)      Not Applicable.


Item 28.          Location of Accounts and Records

                  All records described in Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by Stratton Management Company, the Fund's Investment Advisor, Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Philadelphia, Pennsylvania 19153, and PFPC Inc., the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 3200 Horizon Drive, King of Prussia Pennsylvania, 19406.


Item 29.          Management Services

                  Not applicable.


Item 32.          Undertakings - None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Plymouth Meeting, and the State of Pennsylvania, on the 23rd day of April, 2001.


         THE STRATTON FUNDS, INC.
         Registrant

         /s/ James W. Stratton
         ---------------------------------
         James W. Stratton, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement of The Stratton Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.


Signature                                   Capacity                                    Date
-------------------------------------------------------------------------------------------------------------------
/s/ James W. Stratton                       President and Director                      April 23, 2001
-----------------------------
James W. Stratton

/s/ Lynne M. Cannon                         Director                                    April 23, 2001
-----------------------------
Lynne M. Cannon

/s/ John J. Lombard, Jr.                    Director                                    April 23, 2001
-----------------------------
John J. Lombard, Jr.

/s/ Douglas J. MacMaster, Jr.               Director                                    April 23, 2001
-----------------------------
Douglas J. MacMaster, Jr.

/s/ Henry A. Rentschler                     Director                                    April 23, 2001
-----------------------------
Henry A. Rentschler

/s/ Merritt N. Rhoad, Jr.                   Director                                    April 23, 2001
-----------------------------
Merritt N. Rhoad, Jr.

/s/ Richard W. Stevens                      Director                                    April 23, 2001
-----------------------------
Richard W. Stevens

/s/ Patricia L. Sloan                       Treasurer                                   April 23, 2001
-----------------------------
Patricia L. Sloan

                        SCHEDULE OF EXHIBITS TO FORM N-1A
                              Stratton Funds, Inc.


Exhibit
Number            Exhibit
------            -------

23(g)             Custody Agreement

23(h)(iv)         (a) Amendment to Investment Company Services Agreement, dated
                      February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is filed herewith.

                  (b) Amendment to Services Agreement, dated April 1, 2000,
                      between Registrant and PFPC Inc. is filed herewith.

23(j)             Consent of Independent Auditors

23(p)             1)     Code of Ethics of Stratton Mutual Funds
                  2)     Code of Ethics of Stratton Management Company